Capitalized Interest (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Related party interest pushed down	$ 10,112	$ 11,115	$ 16,534
Other interest incurred	21,425	24,906	24,364
Total interest incurred	31,537	36,021	40,898
Related party interest capitalized	10,112	11,115	16,534
Other interest capitalized	21,410	24,906	24,253
Total interest capitalized	31,522	36,021	40,787
Interest expensed	15		111
Previously capitalized related party interest included in cost of sales	14,110	15,646	9,164
Previously capitalized other interest included in cost of sales	23,816	24,747	7,135
Related party interest relieved to equity in net (loss) income of unconsolidated joint ventures	1,146	1,908	4,095
Other interest relieved to equity in net (loss) income from unconsolidated joint ventures	16	26	58
Other interest expensed	15	0	111
Total interest expense included in pretax (loss) income	$ 39,103	$ 42,327	$ 20,563